Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2015	Jun. 30, 2025	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025
C000032726 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alabama Tax‑Free Income Series
Accumulated Value	$ 10,000		$ 10,661	$ 10,573	$ 10,705	$ 11,326	$ 11,948	$ 12,298	$ 11,311	$ 11,432	$ 11,795	$ 12,590
C000032727 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Kentucky Tax‑Free Income Series
Accumulated Value	10,000		10,625	10,551	10,649	11,312	11,660	12,200	11,210	11,473	11,821	12,636
C000032729 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Mississippi Tax‑Free Income Series
Accumulated Value	10,000		10,749	10,697	10,803	11,375	11,831	12,148	11,242	11,373	11,668	12,341
C000032730 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		North Carolina Tax‑Free Income Series
Accumulated Value	10,000		10,728	10,548	10,682	11,289	11,796	12,164	11,067	11,288	11,614	12,282
C000032732 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Tennessee Tax‑Free Income Series
Accumulated Value	10,000		10,640	10,530	10,629	11,173	11,595	11,924	11,099	11,297	11,615	12,253
C000032734 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Intermediate Government Bond Series
Accumulated Value	10,000		10,657	10,446	10,336	10,865	11,395	11,340	10,971	11,014	11,519	12,079
C000093320 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Taxable Municipal Bond Series
Accumulated Value	10,000		10,929	11,014	11,307	12,057	12,684	13,029	10,572	10,320	10,552	10,974
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Accumulated Value	10,000		10,765	10,713	10,880	11,610	12,126	12,640	11,557	11,925	12,308	12,445
Bloomberg Intermediate U S Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Intermediate U.S. Government Bond Index
Bloomberg Taxable Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Taxable Municipal Bond Index
Bloomberg US Government Intermediate Index [Member]
Account Value [Line Items]
Accumulated Value	10,000		10,393	10,263	10,189	10,816	11,574	11,443	10,719	10,613	10,974	11,661
Bloomberg Municipal Index Taxable Bonds [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 11,271	$ 11,204	$ 11,501	$ 12,681	$ 13,913	$ 14,395	$ 12,463	$ 12,426	$ 12,900	$ 13,615